Commitments and Contingencies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 09, 2015 ft²
Lease agreement term					5 years
Rent expense	$ 29,000	$ 29,000	$ 88,000	$ 88,000	$ 118,000	$ 115,000
Lease renewal term	5 years		5 years
Lease, option to extend			The Company has the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term.		We have the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term. We will recognize rent expense on a straight-line basis over the lease term.
California limited partnership [Member]
Area of lease | ft²							2,780
Lease agreement term							61 months
Months 2 Through 13 [Member]
Rent expense			$ 9,174		$ 9,174
Months 50 Through 61 [Member]
Rent expense			$ 10,325		$ 10,325